February 12, 2009

THE DREYFUS/LAUREL FUNDS TRUST - DREYFUS LIMITED TERM HIGH YIELD FUND

Supplement to Prospectus dated May 1, 2008

On February 10, 2009, the Board of Trustees of The Dreyfus/Laurel Funds Trust approved changing the name of Dreyfus Limited Term High Yield Fund (the "Fund") and removing the Fund's average effective portfolio maturity limitations.

Accordingly, as of April 1, 2009, the following information replaces and supersedes any contrary information contained in the Fund's Prospectus:

The Fund's name is "Dreyfus High Yield Fund."

The Fund is not subject to any restrictions on average effective portfolio maturity.

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February 12, 2009

THE DREYFUS/LAUREL FUNDS TRUST
- DREYFUS LIMITED TERM HIGH YIELD FUND

Supplement to Statement of Additional Information
dated May 1, 2008

On February 10, 2009, the Board of Trustees of The Dreyfus/Laurel Funds Trust approved changing the name of Dreyfus Limited Term High Yield Fund (the “Fund”) and removing the Fund’s average effective portfolio maturity limitations.

Accordingly, as of April 1, 2009, the following information replaces and supersedes any contrary information contained in the Fund's Statement of Additional Information:

The Fund's name is "Dreyfus High Yield Fund."

The Fund is not subject to any restrictions on average effective portfolio maturity.

February 12, 2009

THE DREYFUS/LAUREL FUNDS TRUST
DREYFUS 130/30 GROWTH FUND

Supplement to Prospectus dated March 1, 2008

The Board of Trustees of The Dreyfus/Laurel Funds Trust has approved the liquidation of Dreyfus 130/30 Growth Fund (the "Fund"), effective on or about March 31, 2009 (the "Liquidation Date"). Accordingly, effective on or about March 16, 2009, no new or subsequent investments in the Fund will be permitted, except that participants in group retirement plans (and their successor plans) will continue to be able to invest in the Fund until the Liquidation Date, if the Fund was established as an investment option under the plans before March 16, 2009.

In addition, effective on February 11, 2009, the contingent deferred sales charge applicable to redemptions of Class B and Class C shares and certain Class A shares of the Fund will be waived on any redemption of such Fund shares.

Fund shares held on the Liquidation Date in Dreyfus-sponsored Individual Retirement Accounts ("IRAs") and Dreyfus-sponsored retirement plans will be exchanged for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. (the "Money Market Fund") to avoid penalties that may be imposed on holders of IRAs and retirement plans under the Internal Revenue Code if their Fund shares were redeemed in cash. Investors may obtain a copy of the Prospectus of the Money Market Fund by calling 1-800-645-6561.

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